COMMITMENTS AND CONTINGENCIES (Details Narrative)												1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 24, 2024 USD ($)	Jan. 26, 2024 USD ($) shares	Aug. 22, 2023 USD ($)	Jun. 26, 2023 shares	Jun. 02, 2023 shares	May 23, 2023 shares	Oct. 06, 2022 USD ($)	Oct. 03, 2022 USD ($)	Mar. 31, 2021 USD ($)	Apr. 28, 2019 USD ($)	Jan. 04, 2018 USD ($) $ / shares shares	Jun. 30, 2012	Mar. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($) shares		Mar. 31, 2024 ILS (₪)	Feb. 24, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 11, 2022 USD ($)	Dec. 11, 2022 ILS (₪)	Jun. 10, 2021 USD ($)
Loss Contingencies [Line Items]
Royalties payable as percentage of future sales													3.00%		3.00%
Gross proceeds from cash fee percentage								7.00%
Gross proceeds from management fee percentage								1.00%
Stock Issued During Period, Value, New Issues													$ 2,397,000	[1]	$ 6,558,000	[2]	$ 4,324,000	[3]
Litigation Settlement, Amount Awarded to Other Party		$ 2,154,000
[custom:SettlementAgreementLiability-0]															2,211,000
[custom:InsuranceRecoverable-0]															1,335,000
Loss Contingency, Receivable															1,100,000
Legal Fees															235,000
Gain (Loss) from Litigation Settlement															1,111,000
Common Stock [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Value, New Issues													$ 17,000	[1]	$ 38,000	[2]	$ 8,000	[3]
Stock Issued During Period, Shares, New Issues | shares													1,685,682	[1]	3,816,689	[2]	782,495	[3]
Joseph Mona [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value			$ 485,000						$ 485,000
Chief Executive Officer [Member]
Loss Contingencies [Line Items]
[custom:ContigentBonus-0]	$ 298,000
Other Commitments, Description	The first 50% of the CEO’s contingent bonus ($149) is payable upon the Company raising at least $3,000 in new funds by June 30, 2024. The remaining 50% ($149), payable upon the Company raising at least $6,000 in new funds by September 30, 2024 (cumulative, so if $3,000 is not raised by June 30, 2024 but the full $6,000 is raised by September 30, 2024, the full amount is payable).
Other Executives [Member]
Loss Contingencies [Line Items]
[custom:ContigentBonus-0]	$ 60,000																			₪ 230,736
Other Commitments, Description	which is payable upon the Company raising at least $3,000 in new funds by September 30, 2024.
Device [Member]
Loss Contingencies [Line Items]
Royalties percent							3.00%
Integrated Product [Member]
Loss Contingencies [Line Items]
Royalties percent							1.50%
Securities Purchase Agreement [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value													$ 6,750,000		$ 6,750,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares				624,618	701,756	975,000
Litigation Settlement [Member]
Loss Contingencies [Line Items]
Payments for Legal Settlements		$ 1,100,000											1,100,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares		1,005,965
[custom:InsuranceRecoveryAmount]													$ 1,335,000
Litigation Settlement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares													1,005,965
Israeli Innovation Authority [Member]
Loss Contingencies [Line Items]
Grants Receivable													$ 74,000		304						₪ 27,000	$ 83,000	₪ 300,000
[custom:AdditionalGrantReceivable-0]													$ 447,000		$ 447				₪ 1,620,000		₪ 1,620,000
Israeli Innovation Authority [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Royalties payable as percentage of future sales													3.00%		3.00%
Israeli Innovation Authority [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Royalties payable as percentage of future sales													5.00%		5.00%
Israeli Innovation Authority [Member] | CardioSert Ltd [Member]
Loss Contingencies [Line Items]
Repayment of government grants											$ 530,000
Israeli Innovation Authority [Member] | Nitiloop [Member]
Loss Contingencies [Line Items]
Repayment of government grants							$ 925,000
Technion Research and Development Foundation Limited [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Royalties payable as percentage of future sales												1.50%
Technion Research and Development Foundation Limited [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Royalties payable as percentage of future sales												3.00%
CardioSert Ltd [Member] | Technology [Member]
Loss Contingencies [Line Items]
Payments to Acquire Intangible Assets											$ 300,000
Stock Issued During Period, Shares, Acquisitions | shares											6,738
Stock Issued During Period, Value, Acquisitions											$ 74,000
Buy back amount per patent | $ / shares											$ 1.00
Consulting fee description											Additionally, the CardioSert Agreement may be terminated by either party upon breach of the other (subject to cure). Until May 2023, Microbot Israel paid CardioSert a monthly consultation fee of NIS
Professional Fees											$ 40,000,000
Monthly consultation fee in USD | $ / shares											$ 11
Currency exchange rate, description											exchange rate of NIS 3.7 to the dollar)
CardioSert Ltd [Member] | Minimum [Member] | Technology [Member]
Loss Contingencies [Line Items]
Investments											$ 2,000,000
H.C. Wainwright & Co. LLC [Member]
Loss Contingencies [Line Items]
Professional Fees								$ 565,000
Warrant or Right, Reason for Issuance, Description								The Company has also agreed to issue to Wainwright or its designees preferred investment options upon the closing of such offerings, equal to five (5.0%) percent of the aggregate number of such shares of common stock in such offerings, including upon exercise for cash of any warrants issued to investors in such offering.
H.C. Wainwright & Co. LLC [Member] | At-the-Market Offering Agreement [Member]
Loss Contingencies [Line Items]
Offering costs																								$ 10,000,000
Stock Issued During Period, Value, New Issues							$ 8,000,000
H.C. Wainwright & Co. LLC [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares				31,231
Alliance Investment Management, Ltd. [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded from Other Party										$ 468,000
Ministry of Economy [Member]
Loss Contingencies [Line Items]
Grants Receivable													$ 50,000
2013 Through June 30, 2022 [Member] | Israeli Innovation Authority [Member]
Loss Contingencies [Line Items]
Revenue from Contract with Customer, Including Assessed Tax															$ 1,804,000
2013 through March 31, 2024 [Member] | Israeli Innovation Authority [Member]
Loss Contingencies [Line Items]
Revenue from Contract with Customer, Including Assessed Tax													$ 1,878,000

[1]	Net of issuance costs in the amount of $
[2]	Net of issuance costs in the amount of $
[3]	Net of issuance costs in the amount of $